Segment and Geographical Information - Schedule of Segment Reporting Information By Segment (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues	$ 4,707	$ 4,343	$ 18,341	$ 17,585	$ 17,164
Imaging [Member]
Segment Reporting Information [Line Items]
Total revenues	2,496	2,311
Imaging [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenues			9,985	9,433	8,959
Imaging [Member] | Radiology [Member]
Segment Reporting Information [Line Items]
Total revenues	2,088	1,918
Imaging [Member] | Radiology [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenues			8,395	8,019	7,626
Imaging [Member] | Interventional Guidance [Member]
Segment Reporting Information [Line Items]
Total revenues	408	393
Imaging [Member] | Interventional Guidance [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenues			1,590	1,414	1,333
Ultrasound [Member]
Segment Reporting Information [Line Items]
Total revenues	859	815
Ultrasound [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenues			3,422	3,172	2,703
PCS [Member]
Segment Reporting Information [Line Items]
Total revenues	781	716
PCS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenues			2,916	2,915	3,675
PCS [Member] | Monitoring Solutions [Member]
Segment Reporting Information [Line Items]
Total revenues	552	521
PCS [Member] | Monitoring Solutions [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenues			2,092	2,119	2,243
PCS [Member] | Life Support Solutions [Member]
Segment Reporting Information [Line Items]
Total revenues	229	195
PCS [Member] | Life Support Solutions [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenues			824	796	1,432
PDx [Member]
Segment Reporting Information [Line Items]
Total revenues	558	484
PDx [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenues			1,958	2,018	1,780
Others [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 13	$ 17
Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenues			$ 60	$ 47	$ 47